Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Schedule of components of financial liabilities other than hedging derivatives
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2021 and 31 December 2020, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2021			31-12-2020
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	52,440			64,469
Short Positions	16,542			16,698
Deposits	—	48,640	1,038,892	—	43,598	990,391
Central banks	—	3,189	124,947	—	2,490	112,804
Credit institutions	—	7,446	57,823	—	6,765	62,620
Customer	—	38,005	856,122	—	34,343	814,967
Debt instruments	—	5,491	237,739	—	4,440	230,829
Other financial liabilities	—	—	33,802	—	—	26,968
Total	68,982	54,131	1,310,433	81,167	48,038	1,248,188
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2021	31-12-2020
Bonds and debentures outstanding	194,860	191,577
Subordinated	23,383	21,686
Promissory notes and other securities	24,987	22,006
Total debt instruments issued	243,230	235,269

Schedule of financial liabilities rollforward
The detail, at 30 June 2021 and 2020, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2021 and 2020:

	EUR million
	30-06-2021
	Opening balance at 01-01-21	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-21
Bonds and debentures outstanding	191,577	—	33,415	(32,496)	2,364	194,860
Subordinated	21,686	—	1,578	—	119	23,383
Bonds and debentures outstanding and subordinated liabilities issued	213,263	—	34,993	(32,496)	2,483	218,243

	EUR million
	30-06-2020
	Opening balance at 01-01-20	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-20
Bonds and debentures outstanding	208,455	—	39,109	(36,749)	(4,574)	206,241
Subordinated	20,878	—	1,853	(1,615)	(639)	20,477
Bonds and debentures outstanding and subordinated liabilities issued	229,333	—	40,962	(38,364)	(5,213)	226,718

Schedule of financial liabilities measured at other than fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2021 and 31 December 2020:

	EUR million
	30-06-2021		31-12-2020
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,038,892	1,037,223	990,391	990,807
Debt instruments	237,739	246,161	230,829	241,174
Liabilities	1,276,631	1,283,384	1,221,220	1,231,981